Accounts Receivable, Net	12 Months Ended
Dec. 28, 2013
Accounts Receivable, net

(5) Accounts Receivable, Net

Accounts receivable, net consists of the following as of year-end 2013 and 2012:

	2013	2012
Trade accounts receivable	$85,188	$88,637
Retention receivables	15,966	13,181
Receivables from related parties	202	1,871

Accounts receivable	101,356	103,689
Less: Allowance for doubtful accounts	(2,019)	(3,391)

Accounts receivable, net	$99,337	$100,298

Retention receivables are amounts earned by the Company, but held by customers until projects have been fully completed or near completion. Amounts are expected to be billed and collected within a year.

Continental Cement Company, L.L.C. [Member]
Accounts Receivable, net
(2)	Accounts Receivable, net

Accounts receivable, net consists of the following as of year-end 2013 and 2012:

	2013	2012
Trade accounts receivable from unaffiliated entities	$6,961	$8,859
Trade accounts receivable from related parties	422	1,193

Accounts receivable	7,383	10,052
Less: allowance for doubtful accounts	(30)	(128)

Accounts receivable, net	$7,353	$9,924